Equity-accounted investees (Detail) € in Thousands, $ in Millions				4 Months Ended	5 Months Ended	12 Months Ended
	Aug. 04, 2022 EUR (€)	Apr. 29, 2022	Dec. 31, 2020	Apr. 28, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019
Equity-accounted investees
Percentage of additional voting interest acquired		30.00%
Percentage of voting interests acquired		70.00%
Group's share of loss from operations (49%)						€ (4,082)		€ (1,485)	€ (989)
Reversal of impairment loss								0
Equity-accounted investees					€ 33,888	33,888		8,445
Payments to acquire ownership interest						€ 3,837
SporTech
Equity-accounted investees
Group's share of loss from operations (49%)					3,985
Proportion of ownership interest in associate						49.00%	49.00%
Equity-accounted investees	€ 37,873				€ 33,888	€ 33,888
Pay paid for contribution to equity accounted investee	€ 27,900
Percentage of shares contributed	100.00%
Percentage of ownership interest in associate						49.00%	49.00%
SportTech AG
Equity-accounted investees
Proportion of ownership interest in associate						49.00%	49.00%
Percentage of ownership interest in associate						49.00%	49.00%
SportTech AG | Bettech
Equity-accounted investees
Contribution of business to an associate	€ 10,000
NSoft Group
Equity-accounted investees
Group's share of loss from operations (49%)				€ 97
Bettech Gaming (PTY) LTD
Equity-accounted investees
Percentage of voting interests acquired	100.00%
Gain on contribution of shares						€ 3,000
Bettech Gaming (PTY) LTD | SporTech
Equity-accounted investees
Proportion of ownership interest in associate	49.00%
Pay paid for contribution to equity accounted investee	€ 27,900
Percentage of shares contributed	100.00%
Gain on contribution of shares | $							$ 3
Percentage of ownership interest in associate	49.00%
Nsoft Group
Equity-accounted investees
Percentage of voting interest held before acquisition date in acquire				40.00%
Bayes Esports | Investments accounted for using equity method
Equity-accounted investees
Proportion of ownership interest in associate			42.60%							45.00%
Diluted Equity Interest Percentage									2.40%
Additional equity contribution									€ 1,250
Percentage of ownership interest in associate			42.60%							45.00%
N Soft Solutions Zagreb And Croatia | Investments accounted for using equity method
Equity-accounted investees
Changes in ownership value								€ 0